Income Taxes - Schedule of Effective Reconciliation of the Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory tax rate	10.60%	10.60%	10.60%
Effect of temporary differences	3.10%	1.90%	(4.80%)
Change in valuation allowance on deferred tax assets	(13.70%)	(12.50%)	(5.80%)
Effective tax rate